Other Charges - Restructuring (Details) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Cash charges				$ 25,100,000	$ 10,700,000	$ 19,500,000
Non-cash charges				3,800,000	21,200,000	4,400,000
Expense of restructuring activities				28,900,000	31,900,000	23,900,000
Impairment	$ 0		$ 0		21,200,000	$ 12,200,000
Restructuring provision	12,700,000		$ 6,600,000	$ 12,700,000	6,600,000
Solar panel manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 5,200,000
Cost efficiency initiative
Disclosure of detailed information about property, plant and equipment [line items]
Expense of restructuring activities	$ 8,000,000
Solar panel manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment					$ 19,000,000